RELATED PARTY TRANSACTIONS - Fund management fees accrued (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	$ 58,350	$ 112,928
Asset Management and Reporting Fee	33,209	54,473
Fund Management Fee net of Asset Management and Reporting Fee	25,141	58,455
Series 20
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 21
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 22
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 23
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 24
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 25
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 26
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 27
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 28
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 29
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	376	4,512
Asset Management and Reporting Fee	376	3,000
Fund Management Fee net of Asset Management and Reporting Fee	0	1,512
Series 30
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 31
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 32
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 33
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 34
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	18,492	18,492
Asset Management and Reporting Fee	3,000	3,000
Fund Management Fee net of Asset Management and Reporting Fee	15,492	15,492
Series 35
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 37
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 36
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 38
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 39
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 40
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 41
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 42
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 43
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0
Asset Management and Reporting Fee	0	0
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 44
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0	2,645
Asset Management and Reporting Fee	0	2,645
Fund Management Fee net of Asset Management and Reporting Fee	0
Series 45
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	0	13,575
Asset Management and Reporting Fee	0	8,729
Fund Management Fee net of Asset Management and Reporting Fee	0	4,846
Series 46
RELATED PARTY TRANSACTIONS
Gross Fund Management Fee	39,482	73,704
Asset Management and Reporting Fee	29,833	37,099
Fund Management Fee net of Asset Management and Reporting Fee	$ 9,649	$ 36,605